Subsequent Event	3 Months Ended
Jun. 30, 2024
Revelyst Business
Subsequent Event [Line Items]
Subsequent Event	Subsequent Event On May 1, 2024, we completed the divestiture of the RCBS brand. This business was part of The Revelyst Outdoor Performance reportable segment.